Contingently Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Temporary Equity [Abstract]
Schedule of Movement in Carrying Value of Convertible Preferred Shares
The movement in the carrying value of the convertible preferred shares is as follows:

Mezzanine equity	Series A	Series B	Series C	Series D	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2017	26,979	52,723	168,317	218,618	466,637
Accretion of Preferred Shares	1,463	4,137	7,441	11,053	24,094
Redemption of Preferred Shares	—	—	(57,234)	—	(57,234)
Conversion of Preferred Shares	(28,442)	(56,860)	(118,524)	(229,671)	(433,497)
Balance as of December 31, 2018	—	—	—	—	—

Balance as of December 31, 2019	—	—	—	—	—